Note Loans (Changes in the carrying amount and the accretable yield for the other acquired loans) (Detail) - SOP Other Loans Acquired - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accretable yield
Beginning Balance	$ 278,896	$ 221,128
Additions	11,218	17,635
Accretion	(32,516)	(35,030)
Change In Expected Cash Flows	76,175	75,163
Ending Balance	333,773	278,896
Carrying amount of loans
Beginning Balance	562,695	564,050
Purchase accounting adjustments related to the Doral Bank Transaction	0	(4,707)
Additions	18,824	36,221
Accretion	32,516	35,030
Collections	(97,963)	(67,899)
Ending Balance	516,072	562,695
Less: Allowance for loan losses	(49,376)	(22,431)
Carrying amount, net of allowance	$ 466,696	$ 540,264